Interest Expense and Similar Items (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company
Schedule of Interest Expense and Similar Items

	Year Ended December 31,
	2020	2019
Interest expense	(4)	(18)
Exchange rate differences	(52,037)	(2,393)
Changes in FX options measured at fair value	(3,318)	(2,700)
Total	(55,359)	(5,111)